CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [Abstract]
Schedule of Contingent Liabilities

	2021	2020
	£m	£m
Contingent liabilities
Acceptances and endorsements	191	131
Other:
Other items serving as direct credit substitutes	510	317
Performance bonds, including letters of credit, and other transaction-related contingencies	2,043	2,105
	2,553	2,422
Total contingent liabilities	2,744	2,553

Schedule of Commitments

	2021	2020
	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	—	1
Forward asset purchases and forward deposits placed	61	127
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	17,807	20,179
Other commitments and guarantees	88,454	89,269
	106,261	109,448
1 year or over original maturity	36,411	38,299
Total commitments and guarantees	142,733	147,875